Incorporated herein by reference is a supplement to the prospectus of MFS Blended Research Small Cap Equity Portfolio, a series of MFS Variable Insurance Trust III (File No. 333-59093), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2016 (SEC Accession No. 0000912938-16-000832).